Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss)	€ 225.1	€ 153.6	€ 170.5
Other comprehensive (loss)/income:
Actuarial losses on defined benefit pension plans	(27.8)	(35.9)	(12.9)
Taxation credit on remeasurement of defined benefit pension plans	8.3	6.7	3.3
Items not reclassified to the Consolidated Statement of Profit or Loss	(19.5)	(29.2)	(9.6)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(10.1)	6.0	5.6
Effective portion of changes in fair value of cash flow hedges	(17.3)	(27.3)	15.5
Taxation credit/(charge) relating to components of other comprehensive income	6.0	5.6	(4.0)
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	(21.4)	(15.7)	17.1
Other comprehensive (loss)/income for the period, net of tax	(40.9)	(44.9)	7.5
Comprehensive income	184.2	108.7	178.0
Total comprehensive income for the period	184.3	109.1	178.7
Comprehensive income, attributable to non-controlling interests	€ (0.1)	€ (0.4)	€ (0.7)